Allowance for Credit Losses - Aging of Past-Due Receivables (Details) - Notes Receivable [Member] - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Summarizes the Company's aging of past-due notes receivable
30-59 days past due	$ 85	$ 85
60-89 days past due	0	0
> 89 days past due	1,518	0
Total past due	$ 1,603	$ 85